UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Emerging Markets Select Stock Fund Investor Shares - VMMSX

Commodity Strategy Fund Admiral™ Shares - VCMDX

Global Environmental Opportunities Stock Fund Investor Shares - VEOIX

Global Environmental Opportunities Stock Fund Admiral™ Shares - VEOAX

Vanguard Emerging Markets Select Stock Fund

Investor Shares (VMMSX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Select Stock Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.5%
Asia	69.6%
Europe	3.9%
North America	10.0%
South America	10.0%
Other Assets and Liabilities—Net	5.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$770
Number of Portfolio Holdings	239
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR752

Vanguard Commodity Strategy Fund

Admiral™ Shares (VCMDX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Commodity Strategy Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

U.S. Government Securities	97.1%
Other Assets and Liabilities—NetFootnote Reference	2.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$1,891
Number of Portfolio Holdings	57
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR517

Vanguard Global Environmental Opportunities Stock Fund

Investor Shares (VEOIX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$34	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	28.6%
Europe	36.0%
North America	32.8%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$75
Number of Portfolio Holdings	28
Portfolio Turnover Rate	33%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV012

Vanguard Global Environmental Opportunities Stock Fund

Admiral™ Shares (VEOAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$27	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	28.6%
Europe	36.0%
North America	32.8%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$75
Number of Portfolio Holdings	28
Portfolio Turnover Rate	33%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV013

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Emerging Markets Select Stock Fund

Contents
Financial Statements	1

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (92.4%)
Brazil (7.2%)
	Ambev SA	3,397,866	8,723
	Petroleo Brasileiro SA ADR (XNYS)	547,866	6,185
	Vale SA	652,311	6,076
*	Natura & Co. Holding SA	3,185,600	5,338
	B3 SA - Brasil Bolsa Balcao	1,899,900	4,516
	Banco Do Brasil SA	880,700	4,490
	Neoenergia SA	876,600	3,537
	Cia de Saneamento Basico do Estado de Sao Paulo	153,230	3,075
	TIM SA	612,890	2,047
	Banco BTG Pactual SA	276,966	1,860
	Petroleo Brasileiro SA ADR	168,831	1,783
	Banco Bradesco SA ADR	657,374	1,617
	Banco Santander Brasil SA	302,391	1,573
	Petroleo Brasileiro SA	227,850	1,287
	Rumo SA	355,073	1,214
	BB Seguridade Participacoes SA	137,968	1,040
	Weg SA	62,464	491
[1]	Rede D'Or Sao Luiz SA	77,956	440
	Raia Drogasil SA	69,785	244
			55,536
Canada (1.1%)
*	First Quantum Minerals Ltd.	332,520	4,465
	Lundin Mining Corp.	332,845	2,723
*	Valeura Energy Inc.	298,221	1,627
			8,815
Chile (0.7%)
[2]	Sociedad Quimica y Minera de Chile SA ADR	99,473	3,402
	Banco De Chile	13,785,996	2,024
			5,426
China (28.1%)
	Tencent Holdings Ltd.	644,706	39,489
	Alibaba Group Holding Ltd.	1,782,070	26,606
	China Merchants Bank Co. Ltd. Class H	2,118,158	11,554
	China Overseas Land & Investment Ltd.	5,160,885	9,156
	Haier Smart Home Co. Ltd. Class H	3,099,800	8,996
*	Baidu Inc. Class A	779,550	8,596
*,1	Meituan Class B	498,646	8,256
	Ping An Insurance Group Co. of China Ltd. Class H	1,209,500	7,239
	Weichai Power Co. Ltd. Class H	3,650,000	7,121
	Kweichow Moutai Co. Ltd. Class A	28,885	6,154
	ZTO Express Cayman Inc. ADR	217,785	4,029
	Midea Group Co. Ltd. Class A	386,086	3,914
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,488,200	3,817
	Zhongsheng Group Holdings Ltd.	2,387,000	3,592
*	Luckin Coffee Inc. ADR	93,884	3,006
	Anker Innovations Technology Co. Ltd. Class A	242,930	2,981
[1]	Haidilao International Holding Ltd.	1,262,000	2,842
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,854,112	2,837
	China Pacific Insurance Group Co. Ltd. Class H	1,020,003	2,775
*,1	Xiaomi Corp. Class B	432,529	2,769
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,613
	KE Holdings Inc. ADR	119,912	2,434
	ENN Energy Holdings Ltd.	306,743	2,422
	KE Holdings Inc. Class A	337,337	2,291
	JD.com Inc. Class A	134,151	2,184
	Goneo Group Co. Ltd. Class A	212,100	2,079
	NetEase Inc.	87,586	1,883
	China Construction Bank Corp. Class H	2,269,549	1,864

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Zijin Mining Group Co. Ltd. Class H	808,000	1,765
	BYD Co. Ltd. Class H	36,230	1,721
	Yum China Holdings Inc.	35,040	1,637
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	49,794	1,592
*	BeiGene Ltd.	78,250	1,581
	ANTA Sports Products Ltd.	132,123	1,561
	Bank of Ningbo Co. Ltd. Class A	469,712	1,547
	Proya Cosmetics Co. Ltd. Class A	103,114	1,355
*,1	Kuaishou Technology	197,100	1,301
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,271,248	1,284
	GF Securities Co. Ltd. Class H	930,800	1,213
	Anhui Conch Cement Co. Ltd. Class H	417,210	1,175
	Midea Group Co. Ltd. Class A (XSEC)	108,600	1,101
	Tencent Music Entertainment Group Class A	156,426	1,056
	Tencent Music Entertainment Group ADR	78,212	1,050
	PetroChina Co. Ltd. Class H	1,321,326	1,010
	Alibaba Group Holding Ltd. ADR	8,089	966
	China National Building Material Co. Ltd. Class H	1,786,028	866
	Li Ning Co. Ltd.	452,000	852
[1]	China Resources Mixc Lifestyle Services Ltd.	175,252	840
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	822
	Brilliance China Automotive Holdings Ltd.	2,290,000	811
	ZTO Express Cayman Inc.	42,350	789
*	Baidu Inc. ADR	8,144	715
*	Minth Group Ltd.	268,704	642
	Shenzhen Inovance Technology Co. Ltd. Class A	63,707	627
	China Railway Group Ltd. Class H	1,111,246	478
*	Zai Lab Ltd. ADR	13,952	442
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	103,783	374
[1]	Yadea Group Holdings Ltd.	197,401	356
[1]	WuXi AppTec Co. Ltd. Class H	41,570	321
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	54,200	307
	Hangzhou Tigermed Consulting Co. Ltd. Class A	49,400	304
*,2	Pony AI Inc. ADR	32,125	292
	Yum China Holdings Inc. (XNYS)	6,275	272
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	4,738	203
*	Zai Lab Ltd.	19,262	61
			216,788
Greece (0.3%)
	National Bank of Greece SA	199,619	2,119
Hong Kong (3.9%)
[1]	WH Group Ltd.	9,981,500	8,925
	Galaxy Entertainment Group Ltd.	1,959,000	7,075
	Pacific Basin Shipping Ltd.	22,172,139	4,971
	Man Wah Holdings Ltd.	4,936,804	2,624
	AIA Group Ltd.	330,095	2,473
	Yue Yuen Industrial Holdings Ltd.	1,224,500	1,758
	Shenzhou International Group Holdings Ltd.	242,300	1,680
*	Duality Biotherapeutics Inc.	8,400	225
			29,731
Hungary (1.9%)
	OTP Bank Nyrt	87,559	6,468
	Richter Gedeon Nyrt	158,009	4,792
	MOL Hungarian Oil & Gas plc	367,263	3,110
			14,370
India (11.1%)
	Reliance Industries Ltd.	819,432	13,606
	HDFC Bank Ltd.	460,595	10,462
	Axis Bank Ltd.	643,598	9,028
	UPL Ltd.	712,271	5,649
	Tata Consultancy Services Ltd.	101,652	4,149
	Kotak Mahindra Bank Ltd.	149,641	3,911
	UltraTech Cement Ltd.	27,871	3,841
	HDFC Bank Ltd. ADR	40,786	2,965
[1]	HDFC Life Insurance Co. Ltd.	323,182	2,841
	Bharti Airtel Ltd. (XNSE)	113,616	2,506
	Adani Ports & Special Economic Zone Ltd.	122,658	1,765
*	PB Fintech Ltd.	91,787	1,764

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Shriram Finance Ltd.	242,087	1,754
	Varun Beverages Ltd.	276,520	1,707
	Godrej Consumer Products Ltd.	107,621	1,605
*	Delhivery Ltd.	434,727	1,571
	Larsen & Toubro Ltd.	36,726	1,454
	Mahindra & Mahindra Ltd.	37,762	1,308
[1]	SBI Life Insurance Co. Ltd.	61,158	1,279
*	Amber Enterprises India Ltd.	14,805	1,081
	Ambuja Cements Ltd.	158,861	1,013
	Infosys Ltd.	53,630	948
	Infosys Ltd. ADR	52,299	921
	Colgate-Palmolive India Ltd.	29,865	915
	Jubilant Foodworks Ltd.	98,310	831
*	Hyundai Motor India Ltd.	40,650	820
	Bajaj Auto Ltd.	8,610	818
	Ashok Leyland Ltd.	283,282	756
	Eicher Motors Ltd.	10,981	723
	Apollo Hospitals Enterprise Ltd.	7,978	659
	KEC International Ltd.	78,821	652
	Oil & Natural Gas Corp. Ltd.	194,846	564
	Patanjali Foods Ltd.	22,008	496
	Fortis Healthcare Ltd.	47,798	388
	Torrent Pharmaceuticals Ltd.	8,840	348
	Rainbow Children's Medicare Ltd.	19,643	321
[1]	Macrotech Developers Ltd.	17,547	276
*	Dr. Agarwal's Health Care Ltd.	36,125	156
			85,851
Indonesia (1.6%)
	Bank Rakyat Indonesia Persero Tbk PT	41,474,693	9,606
	Bank Central Asia Tbk PT	3,764,266	2,001
	Bank Mandiri Persero Tbk PT	1,917,096	566
	Mitra Adiperkasa Tbk PT	2,386,705	197
			12,370
Mexico (1.4%)
	Grupo Financiero Banorte SAB de CV Class O	447,869	3,849
	Wal-Mart de Mexico SAB de CV	1,075,875	3,410
	Fomento Economico Mexicano SAB de CV ADR	28,690	3,021
	Grupo Mexico SAB de CV Series B	146,331	760
			11,040
Other (0.2%)
[3]	Vanguard FTSE Emerging Markets ETF	29,358	1,328
Philippines (0.3%)
	Bdo Unibank Inc.	845,013	2,425
Poland (0.5%)
*,1	Allegro.eu SA	284,916	2,500
	KGHM Polska Miedz SA	40,397	1,290
			3,790
Romania (0.1%)
	Banca Transilvania SA	136,748	880
Russia (0.0%)
*,4	MMC Norilsk Nickel PJSC ADR	200,203	—
*,4	Sberbank of Russia PJSC	1,473,153	—
*,4	Mobile TeleSystems PJSC ADR	93,946	—
*,4	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,4	GMK Norilskiy Nickel PAO	124,700	—
*,4	Sberbank of Russia PJSC ADR	476,234	—
*,4	LUKOIL PJSC ADR	35,630	—
*,4	Novatek PJSC GDR (Registered)	422	—
*,2,4	Ozon Holdings plc ADR	35,000	—
*,4	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.0%)
[1]	Saudi Arabian Oil Co.	568,764	3,845
*	Saudi Tadawul Group Holding Co.	33,661	1,649
	Saudi National Bank	137,957	1,314

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Saudi Basic Industries Corp.	27,666	450
	Dr Sulaiman Al Habib Medical Services Group Co.	3,275	250
	Mouwasat Medical Services Co.	8,815	171
			7,679
Singapore (0.9%)
	Wilmar International Ltd.	2,828,700	6,635
South Africa (1.5%)
	FirstRand Ltd.	927,757	3,633
*	Impala Platinum Holdings Ltd.	496,045	2,950
	Naspers Ltd. Class N	4,607	1,211
	Harmony Gold Mining Co. Ltd.	75,943	1,193
	Discovery Ltd.	102,876	1,143
	Anglogold Ashanti plc (XNYS)	17,484	737
	Clicks Group Ltd.	16,029	341
			11,208
South Korea (6.6%)
	Samsung Electronics Co. Ltd. (XKRX)	410,395	16,013
	SK Hynix Inc.	47,159	5,884
	Hyundai Mobis Co. Ltd.	23,799	4,467
	Hankook Tire & Technology Co. Ltd.	152,172	4,420
	KB Financial Group Inc.	68,370	4,321
	Orion Corp.	47,764	4,140
	Hyundai Motor Co.	27,087	3,630
	Shinhan Financial Group Co. Ltd.	85,140	3,077
	DB Insurance Co. Ltd.	46,020	2,965
	WONIK IPS Co. Ltd.	91,246	1,453
	NAVER Corp.	6,089	857
			51,227
Taiwan (11.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,129,553	60,340
	MediaTek Inc.	201,284	8,553
	Accton Technology Corp.	208,000	3,874
	United Integrated Services Co. Ltd.	203,000	2,801
	Silergy Corp.	203,000	2,559
	Nien Made Enterprise Co. Ltd.	196,000	2,400
	ASPEED Technology Inc.	20,646	1,942
	E Ink Holdings Inc.	226,000	1,579
	Chroma ATE Inc.	149,696	1,368
	Hon Hai Precision Industry Co. Ltd.	280,685	1,251
	Compal Electronics Inc.	1,298,000	1,119
	ASE Technology Holding Co. Ltd.	260,950	1,112
	Uni-President Enterprises Corp.	405,360	974
	Airtac International Group	29,463	809
			90,681
Thailand (2.3%)
	SCB X PCL	1,918,500	6,836
	Bangkok Bank PCL NVDR	802,000	3,359
	Indorama Ventures PCL NVDR	5,776,500	3,282
	Bangkok Bank PCL (Registered)	524,400	2,196
*	True Corp. PCL NVDR	4,641,434	1,680
	PTT Exploration & Production PCL	210,559	627
			17,980
Turkiye (0.4%)
	Akbank TAS	2,235,325	2,840
United Arab Emirates (0.7%)
	Emirates NBD Bank PJSC	328,514	1,838
	Abu Dhabi Commercial Bank PJSC	544,287	1,725
	Emaar Properties PJSC	269,168	962
	Aldar Properties PJSC	280,116	631
			5,156
United Kingdom (0.7%)
	Anglo American plc	95,624	2,611
[1]	Airtel Africa plc	1,121,386	2,566
	Antofagasta plc	22,747	499
			5,676

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
United States (7.3%)
*	MercadoLibre Inc.	6,468	15,076
	Credicorp Ltd.	46,207	9,343
*	Sea Ltd. ADR	40,603	5,443
	Kaspi.KZ JSC ADR (Registered)	58,948	5,181
	Cognizant Technology Solutions Corp. Class A	65,080	4,788
*	Coupang Inc.	142,218	3,324
*	NU Holdings Ltd. Class A	222,031	2,760
*	Fabrinet	9,752	2,000
	Copa Holdings SA Class A	20,622	1,892
*	Globant SA	13,264	1,559
*	VEON Ltd. ADR	33,696	1,528
*	Grab Holdings Ltd. Class A	290,510	1,418
*	WNS Holdings Ltd.	23,230	1,406
*	MakeMyTrip Ltd.	4,975	521
			56,239
Vietnam (0.8%)
	Vietnam Dairy Products JSC	1,915,970	4,250
	Mobile World Investment Corp.	810,000	1,906
			6,156
Total Common Stocks (Cost $622,140)			711,946
Preferred Stocks (2.6%)
	Cia Energetica de Minas Gerais Preference Shares	2,842,484	5,485
	Itau Unibanco Holding SA Preference Shares	766,590	4,806
	Petroleo Brasileiro SA Preference Shares	727,900	3,847
	Samsung Electronics Co. Ltd. Preference Shares	115,612	3,816
	Banco Bradesco SA Preference Shares	531,100	1,285
	Raizen SA Preference Shares	2,547,300	812
Total Preferred Stocks (Cost $20,298)			20,051
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[5,6]	Vanguard Market Liquidity Fund, 4.350% (Cost $38,937)	389,400	38,936
Total Investments (100.1%) (Cost $681,375)			770,933
Other Assets and Liabilities—Net (-0.1%)			(509)
Net Assets (100%)			770,424
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $39,357, representing 5.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,112.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,867 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2025	558	30,969	(691)

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $641,164)	730,669
Affiliated Issuers (Cost $40,211)	40,264
Total Investments in Securities	770,933
Investment in Vanguard	22
Cash	1,492
Cash Collateral Pledged—Futures Contracts	1,397
Foreign Currency, at Value (Cost $69)	109
Receivables for Investment Securities Sold	2,006
Receivables for Accrued Income	2,366
Receivables for Capital Shares Issued	223
Variation Margin Receivable—Futures Contracts	64
Total Assets	778,612
Liabilities
Payables for Investment Securities Purchased	1,723
Collateral for Securities on Loan	2,867
Payables to Investment Advisor	1,003
Payables for Capital Shares Redeemed	335
Payables to Vanguard	93
Deferred Foreign Capital Gains Taxes	2,167
Total Liabilities	8,188
Net Assets	770,424
1 Includes $2,112 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	756,136
Total Distributable Earnings (Loss)	14,288
Net Assets	770,424

Net Assets
Applicable to 34,673,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	770,424
Net Asset Value Per Share	$22.22

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	9,273
Dividends—Affiliated Issuers	2
Interest—Unaffiliated Issuers	78
Interest—Affiliated Issuers	701
Securities Lending—Net	20
Total Income	10,074
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,966
Performance Adjustment	(72)
The Vanguard Group—Note C
Management and Administrative	1,006
Marketing and Distribution	23
Custodian Fees	93
Shareholders’ Reports and Proxy Fees	11
Trustees’ Fees and Expenses	—
Other Expenses	11
Total Expenses	3,038
Net Investment Income	7,036
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(4,786)
Investment Securities Sold—Affiliated Issuers	37
Futures Contracts	226
Foreign Currencies	(198)
Realized Net Gain (Loss)	(4,721)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(205)
Investment Securities—Affiliated Issuers	(15)
Futures Contracts	(1,218)
Foreign Currencies	100
Change in Unrealized Appreciation (Depreciation)	(1,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	977
1	Dividends are net of foreign withholding taxes of $1,106.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($165).

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,036	22,936
Realized Net Gain (Loss)	(4,721)	6,243
Change in Unrealized Appreciation (Depreciation)	(1,338)	122,241
Net Increase (Decrease) in Net Assets Resulting from Operations	977	151,420
Distributions
Total Distributions	(24,300)	(22,705)
Capital Share Transactions
Issued	55,985	117,880
Issued in Lieu of Cash Distributions	20,943	19,402
Redeemed	(76,240)	(181,510)
Net Increase (Decrease) from Capital Share Transactions	688	(44,228)
Total Increase (Decrease)	(22,635)	84,487
Net Assets
Beginning of Period	793,059	708,572
End of Period	770,424	793,059

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.90	$19.33	$17.42	$27.09	$22.18	$21.87
Investment Operations
Net Investment Income[1]	.202	.640	.606	.715	.457	.298
Net Realized and Unrealized Gain (Loss) on Investments	(.176)	3.559	2.019	(8.724)	4.729	.483
Total from Investment Operations	.026	4.199	2.625	(8.009)	5.186	.781
Distributions
Dividends from Net Investment Income	(.706)	(.629)	(.715)	(.486)	(.276)	(.471)
Distributions from Realized Capital Gains	—	—	—	(1.175)	—	—
Total Distributions	(.706)	(.629)	(.715)	(1.661)	(.276)	(.471)
Net Asset Value, End of Period	$22.22	$22.90	$19.33	$17.42	$27.09	$22.18
Total Return[2]	0.22%	22.19%	15.10%	-31.16%	23.44%	3.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$770	$793	$709	$629	$974	$670
Ratio of Total Expenses to Average Net Assets[3]	0.80%	0.75%[4]	0.80%[4]	0.78%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.98%	2.99%	3.26%	1.65%	1.43%
Portfolio Turnover Rate	13%	68%	43%	41%	48%	52%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.07%), (0.01%), (0.04%), 0.02%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.74%, and 0.80%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Emerging Markets Select Stock Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	The investment advisory firms Pzena Investment Management, LLC, Baillie Gifford Overseas Ltd., and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Pzena Investment Management, LLC, Baillie Gifford Overseas Ltd., and Wellington Management Company LLP, are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years. Until August 2024, a portion of the fund was managed by Oaktree Fund Advisors, LLC. The basic fee paid to Oaktree Fund Advisors, LLC was subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.52% of the fund’s average net assets, before a net decrease of $72,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $22,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Select Stock Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	137,056	—	—	137,056
Common Stocks—Other	19,538	555,352	—	574,890
Preferred Stocks	16,235	3,816	—	20,051
Temporary Cash Investments	38,936	—	—	38,936
Total	211,765	559,168	—	770,933
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(691)	—	—	(691)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	689,399
Gross Unrealized Appreciation	154,666
Gross Unrealized Depreciation	(73,823)
Net Unrealized Appreciation (Depreciation)	80,843
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $61,342,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $93,031,000 of investment securities and sold $115,847,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	2,549	5,490
Issued in Lieu of Cash Distributions	974	968
Redeemed	(3,474)	(8,488)
Net Increase (Decrease) in Shares Outstanding	49	(2,030)
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,772	6,284	6,753	40	(15)	2	—	1,328
Vanguard Market Liquidity Fund	34,433	NA1	NA1	(3)	—	701	—	38,936
Total	36,205	6,284	6,753	37	(15)	703	—	40,264
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Emerging Markets Select Stock Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7522 062025

Financial Statements
For the six-months ended April 30, 2025
Vanguard Commodity Strategy Fund

Contents
Consolidated Financial Statements	1

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (75.4%)
U.S. Government Securities (75.4%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	72,216	72,131
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	64,178	64,138
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	60,391	60,320
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	28,905	29,156
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	49,686	49,352
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	60,896	60,696
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	68,668	68,239
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	56,325	55,911
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	27,993	28,736
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	70,246	69,225
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	62,445	62,001
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	70,441	71,856
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	63,799	62,972
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	26,305	26,833
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	69,511	69,810
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	26,874	28,843
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	55,225	54,815
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	71,579	74,772
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	47,670	47,104
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	24,410	25,549
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	73,955	76,365
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	30,958	34,066
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	56,219	54,089
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/29	76,296	77,550
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	63,499	59,945
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/30	41,097	41,511
Total U.S. Government and Agency Obligations (Cost $1,411,821)					1,425,985
				Shares
Temporary Cash Investments (30.8%)
Money Market Fund (9.1%)
[1]	Vanguard Market Liquidity Fund	4.350%		1,724,163	172,399
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (21.7%)
[2]	United States Treasury Bill	4.247%–4.249%	5/1/25	42,443	42,438
[2]	United States Treasury Bill	4.270%	5/8/25	38,950	38,918
[2]	United States Treasury Bill	4.291%	5/15/25	12,950	12,929
[2]	United States Treasury Bill	4.256%	5/20/25	3,680	3,672
[2,3]	United States Treasury Bill	4.166%	5/22/25	11,175	11,147
[2]	United States Treasury Bill	4.255%	6/5/25	5,240	5,218
[2]	United States Treasury Bill	4.265%	6/12/25	11,928	11,869
[2]	United States Treasury Bill	4.250%	6/17/25	11,450	11,387
[2]	United States Treasury Bill	4.242%	6/24/25	46,700	46,404
[2]	United States Treasury Bill	4.257%	7/3/25	46,300	45,960
[2,3]	United States Treasury Bill	4.108%–4.188%	7/8/25	72,300	71,728
[2,3]	United States Treasury Bill	4.242%	7/10/25	30,350	30,102
[2]	United States Treasury Bill	4.280%	7/15/25	23,000	22,799
1

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	United States Treasury Bill	4.265%	7/24/25	56,615	56,064
					410,635
Total Temporary Cash Investments (Cost $583,028)					583,034
Total Investments (106.2%) (Cost $1,994,849)					2,009,019
Other Assets and Liabilities—Net (-6.2%)					(117,807)
Net Assets (100%)					1,891,212
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.
3	Securities with a value of $41,278 have been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/6/25	MLI	100,000	(0.060)	—	(5,675)
Bloomberg Commodity Index[2]	5/14/25	BARC	10,000	(0.100)	—	(24)
Bloomberg Commodity Index 2 Month Forward[2]	5/14/25	BARC	170,000	(0.110)	—	(402)
Bloomberg Commodity Index 2 Month Forward[2]	5/14/25	BARC	25,000	(0.110)	—	(372)
Bloomberg Commodity Index 3 Month Forward[2]	5/28/25	GSI	85,000	(0.120)	—	(906)
BofA Merrill Lynch Commodity MLBXAKSV Excess Return Strategy[2,3]	5/6/25	MLI	70,000	(0.170)	—	(3,885)
BofA Merrill Lynch Commodity MLBXSTGV Excess Return Strategy[2,3]	5/6/25	MLI	260,000	(0.110)	—	(14,652)
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/6/25	MLI	140,000	(0.140)	—	(7,997)
CIBC Commodity CIBZC51EC Excess Return Strategy[2,3]	5/6/25	CIBC	205,000	(0.160)	—	(10,870)
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/28/25	GSI	185,000	(0.120)	—	(1,971)
Macquarie Commodity MQCP170E Excess Return Strategy[2,3]	5/14/25	MACQ	185,000	(0.150)	—	(370)
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/28/25	GSI	55,000	(0.120)	51	—
RBC Commodity RBCACB23 Excess Return Strategy[2,3]	5/14/25	RBC	185,000	(0.130)	—	(324)
RBC Commodity RBCSVBW1 Excess Return Strategy[2,3]	5/14/25	RBC	25,000	(0.160)	—	(37)
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/6/25	SOCG	200,000	(0.170)	—	(12,887)
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/6/25	SOCG	30,000	(0.170)	—	(1,592)
					51	(61,964)
1	Fixed interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com.
BARC—Barclays Bank plc.
CIBC—Canadian Imperial Bank of Commerce.
GSI—Goldman Sachs International.
MACQ—Macquarie Bank Ltd.
MLI—Merrill Lynch International.
RBC—Royal Bank of Canada.
SOCG—Société Generale.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,704 and cash of $2,290 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,822,467)	1,836,620
Affiliated Issuers (Cost $172,382)	172,399
Total Investments in Securities	2,009,019
Investment in Vanguard	54
Cash	75
Receivables for Accrued Income	2,331
Receivables for Capital Shares Issued	830
Unrealized Appreciation—Over-the-Counter Swap Contracts	51
Total Assets	2,012,360
Liabilities
Payables for Investment Securities Purchased	57,187
Payables for Capital Shares Redeemed	1,861
Payables to Vanguard	136
Unrealized Depreciation—Over-the-Counter Swap Contracts	61,964
Total Liabilities	121,148
Net Assets	1,891,212
At April 30, 2025, net assets consisted of:

Paid-in Capital	1,884,116
Total Distributable Earnings (Loss)	7,096
Net Assets	1,891,212

Net Assets
Applicable to 70,273,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,891,212
Net Asset Value Per Share	$26.91

See accompanying Notes, which are an integral part of the Financial Statements.
3

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	35,514
Total Income	35,514
Expenses
The Vanguard Group—Note B
Investment Advisory Services	157
Management and Administrative	1,238
Marketing and Distribution	70
Custodian Fees	3
Shareholders’ Reports and Proxy Fees	109
Trustees’ Fees and Expenses—Note B	23
Other Expenses	5
Total Expenses	1,605
Net Investment Income	33,909
Realized Net Gain (Loss)
Investment Securities Sold[1]	(582)
Swap Contracts	61,642
Realized Net Gain (Loss)	61,060
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	30,996
Swap Contracts	(23,469)
Change in Unrealized Appreciation (Depreciation)	7,527
Net Increase (Decrease) in Net Assets Resulting from Operations	102,496
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,528, $1, and $6, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,909	46,274
Realized Net Gain (Loss)	61,060	(25,019)
Change in Unrealized Appreciation (Depreciation)	7,527	(5,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,496	15,975
Distributions
Total Distributions	(36,021)	(36,432)
Capital Share Transactions
Issued	472,184	798,800
Issued in Lieu of Cash Distributions	28,972	25,590
Redeemed	(348,942)	(715,306)
Net Increase (Decrease) from Capital Share Transactions	152,214	109,084
Total Increase (Decrease)	218,689	88,627
Net Assets
Beginning of Period	1,672,523	1,583,896
End of Period	1,891,212	1,672,523

See accompanying Notes, which are an integral part of the Financial Statements.
5

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.86	$26.02	$30.69	$36.85	$24.32	$24.83
Investment Operations
Net Investment Income[1]	.505	.816	.826	1.474	.890	.265
Net Realized and Unrealized Gain (Loss) on Investments	1.101	(.359)	(1.612)	.751	11.774	(.620)
Total from Investment Operations	1.606	.457	(.786)	2.225	12.664	(.355)
Distributions
Dividends from Net Investment Income	(.556)	(.617)	(3.884)	(8.385)	(.134)	(.155)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.556)	(.617)	(3.884)	(8.385)	(.134)	(.155)
Net Asset Value, End of Period	$26.91	$25.86	$26.02	$30.69	$36.85	$24.32
Total Return[2]	6.37%	1.85%	-3.03%	9.80%	52.30%	-1.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,891	$1,673	$1,584	$1,994	$1,686	$373
Ratio of Total Expenses to Average Net Assets	0.18%	0.21%[3]	0.21%[3]	0.21%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.20%	3.08%	4.47%	2.79%	1.15%
Portfolio Turnover Rate	14%	52%	30%	47%	15%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The Consolidated Financial Statements include Vanguard CSF Portfolio which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2025, the subsidiary comprises $348,773,000, or 18%, of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a fixed rate applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swaps in inflation-linked investments and high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amounts of investments in total return swaps represented 100% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	—	(798)	(798)	—	2,212	—
Canadian Imperial Bank of Commerce	—	(10,870)	(10,870)	5,054	—	—
Goldman Sachs International	51	(2,877)	(2,826)	—	977	—
Macquarie Bank Ltd.	—	(370)	(370)	—	2,290	—
Merrill Lynch International	—	(32,209)	(32,209)	24,792	—	—
Royal Bank of Canada	—	(361)	(361)	—	2,515	—
Société Generale	—	(14,479)	(14,479)	11,432	—	—
Total	51	(61,964)	(61,913)	41,278	7,994	—
7

Commodity Strategy Fund
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
8

Commodity Strategy Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,425,985	—	1,425,985
Temporary Cash Investments	172,399	410,635	—	583,034
Total	172,399	1,836,620	—	2,009,019
Derivative Financial Instruments
Assets
Swap Contracts	—	51	—	51
Liabilities
Swap Contracts	—	(61,964)	—	(61,964)
D.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,995,693
Gross Unrealized Appreciation	15,985
Gross Unrealized Depreciation	(2,659)
Net Unrealized Appreciation (Depreciation)	13,326
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $71,260,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2025, the fund purchased $294,235,000 of investment securities and sold $177,480,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	17,652	30,972
Issued in Lieu of Cash Distributions	1,158	1,028
Redeemed	(13,223)	(28,190)
Net Increase (Decrease) in Shares Outstanding	5,587	3,810
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required.
9

Commodity Strategy Fund
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5172 062025
10

Financial Statements
For the six-months ended April 30, 2025
Vanguard Global Environmental Opportunities Stock Fund

Contents
Financial Statements	1

Global Environmental Opportunities Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.4%)
Canada (3.9%)
	Canadian Pacific Kansas City Ltd.	40,270	2,925
China (13.2%)
	Contemporary Amperex Technology Co. Ltd. Class A	106,597	3,406
[1]	Yadea Group Holdings Ltd.	1,724,000	3,112
	Xiamen Faratronic Co. Ltd. Class A	138,700	1,986
	BYD Co. Ltd. Class H	29,000	1,377
			9,881
Denmark (12.6%)
	Novonesis Novozymes B	63,399	4,118
*,1	Orsted A/S	75,484	3,004
	Vestas Wind Systems A/S	168,123	2,241
			9,363
France (4.6%)
	Schneider Electric SE	14,709	3,437
Germany (3.6%)
	Infineon Technologies AG	81,236	2,691
India (5.1%)
	Power Grid Corp. of India Ltd.	1,051,538	3,819
Italy (0.4%)
	Industrie De Nora SpA	38,492	278
Japan (2.5%)
	Shimadzu Corp.	74,000	1,894
Netherlands (1.6%)
	BE Semiconductor Industries NV	10,889	1,179
Spain (5.0%)
	Iberdrola SA (XMAD)	206,945	3,730
Sweden (2.0%)
	Atlas Copco AB Class A	96,225	1,489
Taiwan (7.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	131,000	3,712
	Voltronic Power Technology Corp.	45,000	2,110
			5,822
United Kingdom (6.2%)
	Croda International plc	53,158	2,098
	Spectris plc	49,684	1,330
	Spirax Group plc	14,878	1,173
			4,601
United States (28.9%)
	NextEra Energy Inc.	68,654	4,591
*	Autodesk Inc.	15,077	4,135
	Waste Management Inc.	16,008	3,736
	TE Connectivity plc	23,725	3,473
	AECOM	29,283	2,889
	Tetra Tech Inc.	86,209	2,689
			21,513
Total Common Stocks (Cost $72,520)			72,622
1

Global Environmental Opportunities Stock Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[2]	Vanguard Market Liquidity Fund, 4.350% (Cost $1,995)	19,950	1,995
Total Investments (100.1%) (Cost $74,515)			74,617
Other Assets and Liabilities—Net (-0.1%)			(83)
Net Assets (100%)			74,534
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $6,116, representing 8.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Environmental Opportunities Stock Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $72,520)	72,622
Affiliated Issuers (Cost $1,995)	1,995
Total Investments in Securities	74,617
Investment in Vanguard	2
Foreign Currency, at Value (Cost $110)	120
Receivables for Investment Securities Sold	32
Receivables for Accrued Income	154
Receivables for Capital Shares Issued	12
Total Assets	74,937
Liabilities
Due to Custodian	28
Payables for Investment Securities Purchased	97
Payables to Investment Advisor	56
Payables for Capital Shares Redeemed	36
Payables to Vanguard	9
Deferred Foreign Capital Gains Taxes	177
Total Liabilities	403
Net Assets	74,534
At April 30, 2025, net assets consisted of:

Paid-in Capital	76,142
Total Distributable Earnings (Loss)	(1,608)
Net Assets	74,534

Investor Shares—Net Assets
Applicable to 1,097,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,675
Net Asset Value Per Share—Investor Shares	$19.74

Admiral™ Shares—Net Assets
Applicable to 2,139,879 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,859
Net Asset Value Per Share—Admiral Shares	$24.70

See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Environmental Opportunities Stock Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	512
Non-Cash Dividends	89
Interest[2]	40
Total Income	641
Expenses
Investment Advisory Fees—Note B
Basic Fee	133
Performance Adjustment	(19)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	32
Management and Administrative—Admiral Shares	55
Custodian Fees	8
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—Admiral Shares	3
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	227
Expenses Paid Indirectly	(2)
Net Expenses	225
Net Investment Income	416
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,113
Foreign Currencies	(45)
Realized Net Gain (Loss)	1,068
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(5,900)
Foreign Currencies	23
Change in Unrealized Appreciation (Depreciation)	(5,877)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,393)
1	Dividends are net of foreign withholding taxes of $50.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($7).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Environmental Opportunities Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	416	787
Realized Net Gain (Loss)	1,068	(2,358)
Change in Unrealized Appreciation (Depreciation)	(5,877)	12,997
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,393)	11,426
Distributions
Investor Shares	(192)	(296)
Admiral Shares	(551)	(508)
Total Distributions	(743)	(804)
Capital Share Transactions
Investor Shares	590	1,434
Admiral Shares	(168)	23,478
Net Increase (Decrease) from Capital Share Transactions	422	24,912
Total Increase (Decrease)	(4,714)	35,534
Net Assets
Beginning of Period	79,248	43,714
End of Period	74,534	79,248

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Environmental Opportunities Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31, 2024	November 2, 2022[1] to October 31, 2023
Net Asset Value, Beginning of Period	$21.08	$17.52	$20.00
Investment Operations
Net Investment Income[2]	.099	.199	.188
Net Realized and Unrealized Gain (Loss) on Investments	(1.262)	3.664	(2.668)
Total from Investment Operations	(1.163)	3.863	(2.480)
Distributions
Dividends from Net Investment Income	(.177)	(.159)	—
Distributions from Realized Capital Gains	—	(.144)	—
Total Distributions	(.177)	(.303)	—
Net Asset Value, End of Period	$19.74	$21.08	$17.52
Total Return[3]	-5.53%	22.20%	-12.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$23	$17
Ratio of Total Expenses to Average Net Assets	0.71%[4,5]	0.73%[4,5]	0.77%[4,6]
Ratio of Net Investment Income to Average Net Assets	0.99%	0.99%	0.98%[6]
Portfolio Turnover Rate	33%	38%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.71%, 0.73% and 0.75%, respectively.
5	Includes performance-based investment advisory fee increases (decreases) of (0.17%).
6	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Environmental Opportunities Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31, 2024	November 2, 2022[1] to October 31, 2023
Net Asset Value, Beginning of Period	$26.40	$21.93	$25.00
Investment Operations
Net Investment Income[2]	.143	.294	.279
Net Realized and Unrealized Gain (Loss) on Investments	(1.585)	4.585	(3.349)
Total from Investment Operations	(1.442)	4.879	(3.070)
Distributions
Dividends from Net Investment Income	(.258)	(.229)	—
Distributions from Realized Capital Gains	—	(.180)	—
Total Distributions	(.258)	(.409)	—
Net Asset Value, End of Period	$24.70	$26.40	$21.93
Total Return[3]	-5.47%	22.42%	-12.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$57	$26
Ratio of Total Expenses to Average Net Assets	0.56%[4,5]	0.58%[4,5]	0.62%[4,6]
Ratio of Net Investment Income to Average Net Assets	1.14%	1.16%	1.16%[6]
Portfolio Turnover Rate	33%	38%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.56%, 0.58% and 0.60%, respectively.
5	Includes performance-based investment advisory fee increases (decreases) of (0.07%).
6	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Environmental Opportunities Stock Fund
Notes to Financial Statements
Vanguard Global Environmental Opportunities Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Ninety One North America, Inc. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Index since January 31, 2023. For the six months ended April 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before a net decrease of $19,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
8

Global Environmental Opportunities Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	24,438	—	—	24,438
Common Stocks—Other	—	48,184	—	48,184
Temporary Cash Investments	1,995	—	—	1,995
Total	26,433	48,184	—	74,617
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,950
Gross Unrealized Appreciation	7,701
Gross Unrealized Depreciation	(8,034)
Net Unrealized Appreciation (Depreciation)	(333)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $2,454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2025, the fund purchased $25,047,000 of investment securities and sold $24,588,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended to April 30, 2025		Year Ended to October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,646	181	9,124	458
Issued in Lieu of Cash Distributions	165	8	254	13
Redeemed	(3,221)	(160)	(7,944)	(400)
Net Increase (Decrease)—Investor Shares	590	29	1,434	71
Admiral Shares
Issued	4,564	182	31,528	1,273
Issued in Lieu of Cash Distributions	474	19	378	16
Redeemed	(5,206)	(209)	(8,428)	(337)
Net Increase (Decrease)—Admiral Shares	(168)	(8)	23,478	952
9

Global Environmental Opportunities Stock Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0122 062025
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Trustees’ Equity Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	9,581,856,992	131,801,566	N/A	N/A
Mark Loughridge	9,568,683,225	144,975,333	N/A	N/A
Scott C. Malpass	9,558,276,140	155,382,419	N/A	N/A
John Murphy	9,585,723,006	127,935,553	N/A	N/A
Lubos Pastor	9,569,107,795	144,550,764	N/A	N/A
Rebecca Patterson	9,577,422,658	136,235,900	N/A	N/A
André F. Perold	9,554,383,404	159,275,155	N/A	N/A
Salim Ramji	9,566,805,688	146,852,871	N/A	N/A
Sarah Bloom Raskin	9,561,505,109	152,153,449	N/A	N/A
Grant Reid	9,574,386,088	139,272,471	N/A	N/A
David Thomas	9,572,997,618	140,660,941	N/A	N/A
Barbara Venneman	9,578,366,683	135,291,876	N/A	N/A
Peter F. Volanakis	9,570,587,400	143,071,158	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Emerging Markets Select Stock Fund

The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Pzena. Founded in 1995, Pena is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s Emerging Markets Equity Team focuses on companies it believes possess the most substantial growth prospects over the next five to ten years. The team’s deep, differentiated analysis and intentional regional rotations avoid “home-bias” and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies the team believes have the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Pzena, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules with Pzena, Baillie Gifford, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Commodity Strategy Fund

The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Environmental Opportunities Stock Fund

The board of trustees of Vanguard Global Environmental Opportunities Stock Fund has renewed the fund’s investment advisory arrangement with Ninety One North America, Inc. (Ninety One). The board determined that renewing the investment advisory arrangement with Ninety One was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2022; it also took into account the organizational depth and stability of the advisor. The board considered that Ninety One, founded in 1991 in South Africa, employs a Global Environment strategy led by co-portfolio managers Deidre Cooper and Graeme Baker who average over 20 years of investment experience. The co-portfolio managers are supported by a diverse team of ten equity analysts. The team has a deep understanding of environmental trends and regulatory complexities complemented by analytical strength. The idea generation methods are data-driven, structured, and lead to a differentiated investable universe from which the team constructs a concentrated climate portfolio. Ninety One has managed the fund since its inception in 2022.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2022, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.

The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Ninety One in determining whether to approve the advisory fee, because Ninety One is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Ninety One. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.